Leases (Details Narrative) - Yerbae Brands Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash payments on lease liabilities	$ 136,563	$ 77,881
Selling, General and Administrative Expenses [Member]
Operating lease expense	$ 120,229	$ 116,322